Dreyfus

Stock Index Fund

ANNUAL REPORT December 31, 1999

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

   * Not FDIC-Insured  * Not Bank-Guaranteed  * May Lose Value

Year 2000 Issues (Unaudited)

The fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. Dreyfus has taken steps designed to avoid year 2000-related problems in its systems and to monitor the readiness of other service providers. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             7   Statement of Investments

                            22   Statement of Financial Futures

                            23   Statement of Assets and Liabilities

                            24   Statement of Operations

                            25   Statement of Changes in Net Assets

                            26   Financial Highlights

                            27   Notes to Financial Statements

                            31   Report of Independent Accountants

                            32   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                       Dreyfus Stock Index Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Stock Index Fund, covering the 12-month period from January 1, 1999 through December 31, 1999. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steven Falci and Jocelin Reed.

The past year has been both highly volatile and rewarding for many investors in U.S. stocks. On December 31, the last trading day of 1999, most major stock market indices hit new highs, including the Dow Jones Industrial Average, the S& P 500 Index of large-cap stocks, the technology-heavy Nasdaq 100 and the Russell 2000 Index of small-capitalization stocks.

These simultaneous highs masked the remarkable narrowness of the stock market's advance in 1999, however. Following the trend established over the past several years, growth-oriented stocks handily outperformed value-oriented stocks. Indeed, until a more broad-based rally in the fourth quarter, stellar performance was generally limited to a handful of highly valued technology and telecommunications companies. In our view, many fundamentally sound companies in other market sectors may be selling at attractive valuations.

We appreciate your confidence over the past year, and we look forward to your continued participation in Dreyfus Stock Index Fund.

Sincerely,


Stephen E. Canter

President and Chief Investment Officer

The Dreyfus Corporation

January 14, 2000




DISCUSSION OF FUND PERFORMANCE

Steven Falci and Jocelin Reed, Portfolio Managers

How did Dreyfus Stock Index Fund perform  relative to its benchmark?

For the 12-month period ended December 31, 1999, Dreyfus Stock Index Fund produced a total return of 20.60% .(1) In contrast, the Standard & Poor's 500((reg.tm)) Composite Stock Price Index ("S&P 500") produced a total return of 21.03% for the same period.(2) The difference in returns is primarily due to transaction costs and other fund operating expenses.

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 500 Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the Index. Often considered a barometer for the stock market in general, the S&P 500 is made up of 500 widely held common stocks. It is dominated by large blue chip stocks, which, when combined, cover nearly 75% of the total U.S. market capitalization.

However, it is important to note that the S&P 500 is not composed of the 500 largest companies; rather, it is designed to capture the returns of many different sectors of the U.S. economy. Accordingly, it is composed of 376 industrial, 41 utility, 72 financial and 11 transportation stocks. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S& P 500 than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

Dreyfus Stock Index Fund uses a passive management approach: all investment decisions are made based on the fund's objective, which is to seek to match the performance of the S& P 500. The fund does not attempt to manage market volatility.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

What other factors influenced the fund's performance?

At the beginning of the fund's 12-month reporting period, and following the trend of the past few years, the growth of the U.S. equity market was dominated by large-cap growth stocks. However in April, market sentiment began to shift away from domestic large-cap growth stocks to include a broader group of companies, including small- and mid-cap names. By August however, the equity market began to narrow, once again favoring large-cap growth names. That narrowing intensified even further in mid-October and continued through the end of the year, led primarily by optimism in technology names.

To illustrate the importance of the fourth calendar quarter's performance, let's look at the gains of the S&P 500 on a quarterly basis. By the end of the second quarter, the S&P 500 had recorded gains of approximately 10%. By the end of the third quarter, however, the S&P 500 was down approximately 6%, leaving the index with about a 4% positive return going into the fourth quarter. Gains from the fourth quarter were approximately 14%, which enabled the S&P 500 to complete the calendar year with a total return of more than 20%.

During the reporting period, the largest gains within the S&P 500, and therefore for the fund as well, came from its technology group, which includes electronic instruments, communications equipment, electrical equipment, electronic semiconductor and computer software companies. In addition, the S&P 500's holdings within the broadcast media and basic materials areas provided strong returns, as did its retail apparel stores and healthcare stocks.

On the other hand, the poorest performing returns of the S&P 500, and therefore for the fund as well during the reporting period, were generated from its pollution control, tobacco, office equipment and supplies, manufactured housing and supermarket chain holdings. In addition, the stocks of specialty printing, toys, and homebuilding stocks provided disappointing returns.


What is the fund's current strategy?

As a passively managed index fund, our strategy is to hold all 500 stocks that make up the S& P 500 in an effort to closely match the Index's returns

We are pleased that the overall stock market recorded another positive year in 1999 and that the fund was successful in its goal of producing a return that is similar to the S& P 500. We would also like to take this time to remind shareholders that the benefit of investing in an index fund, such as Dreyfus
Stock Index Fund, is that it represents an inexpensive way for investors to obtain broad exposure to the U.S. stock market, and to the large-cap asset class
in    particular.

January 14, 2000

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ADDITIONAL CHARGES AND EXPENSES IMPOSED IN CONNECTION WITH INVESTING IN VARIABLE INSURANCE CONTRACTS, WHICH WILL REDUCE RETURNS.

(2) SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- REFLECTS THE REINVESTMENT OF INCOME DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S 500(reg.tm) COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE.

                                                             The Fund

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Stock Index Fund and the Standard & Poor's 500 Composite Stock Price Index
--------------------------------------------------------------------------------

Average Annual Total Returns AS OF 12/31/99


                                          Inception                                                                  From

                                            Date             1 Year            5 Years           10 Years          Inception
------------------------------------------------------------------------------------------------------------------------------------

FUND                                       9/29/89           20.60%            28.07%             17.70%            17.46%


((+))  SOURCE: LIPPER ANALYTICAL SERVICES, INC.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

The fund's performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN DREYFUS STOCK INDEX FUND ON 9/29/89 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE IN THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE FUND'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES OF THE FUND. THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE, WHICH DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.




STATEMENT OF INVESTMENTS

December 31, 1999

COMMON STOCKS--98.7%                                    Shares     Value ($)
--------------------------------------------------------------------------------

ALCOHOL & TOBACCO--1.0%

Anheuser-Busch Cos.                                    196,100    13,898,588

Brown-Forman, Cl. B                                     28,700    1 ,643,075

Coors (Adolph), Cl. B                                   15,400       808,500

Philip Morris Cos.                                   1,002,700    23,250,106

Seagram                                                181,400     8,151,663

UST                                                     73,000     1,838,688

                                                                  49,590,620

CONSUMER CYCLICAL--9.3%

AMR                                                     63,100(a)  4,227,700

Albertson's                                            176,377     5,688,158

AutoZone                                                62,400(a)  2,016,300

Bed Bath & Beyond                                       58,600(a)  2,036,350

Best Buy                                                85,500(a)  4,291,031

Black & Decker                                          36,500     1,907,125

Brunswick                                               38,600       858,850

CVS                                                    164,300     6,561,731

Circuit City Group                                      84,300     3,798,769

Consolidated Stores                                     46,200(a)    750,750

Cooper Tire and Rubber                                  31,800       494,888

Costco Wholesale                                        92,600(a)  8,449,750

Dana                                                    69,506     2,080,836

Darden Restaurants                                      55,400     1,004,125

Dayton Hudson                                          185,500    13,622,656

Delphi Automotive Systems                              237,003     3,732,797

Delta Air Lines                                         58,900     2,933,956

Dillard's, Cl. A                                        44,900       906,419

Dollar General                                          94,250     2,144,188

Eastman Kodak                                          132,800     8,798,000

Federated Department Stores                             87,500(a)  4,424,219

Ford Motor                                             507,500    27,119,531

Gap                                                    359,700    16,546,200

General Motors                                         270,200    19,640,163

Grainger (W.W.)                                         39,200     1,874,250

Great Atlantic & Pacific                                16,100       448,788

Harrah's Entertainment                                  53,800(a)  1,422,338

Hasbro                                                  81,675     1,556,930

Hilton Hotel                                           155,400     1,495,725

                                                                       The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                               Shares     Value ($)
--------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Home Depot                                             963,000    66,025,688

K mart                                                 207,100(a)  2,083,944

Kohl's                                                  68,300(a)  4,930,406

Kroger                                                 348,000     6,568,500

Leggett & Platt                                         82,500     1,768,594

Limited                                                 89,800     3,889,463

Liz Claiborne                                           25,800       970,725

Longs Drug Stores                                       16,500       425,906

Lowes                                                  160,000     9,560,000

Marriott International, Cl. A                          104,400     3,295,125

Mattel                                                 176,300     2,313,938

May Department Stores                                  140,150     4,519,838

Maytag                                                  36,600     1,756,800

McDonald's                                             568,300    22,909,594

Mirage Resorts                                          83,500(a)  1,278,594

NIKE, Cl. B                                            118,000     5,848,375

Navistar International                                  27,800(a)  1,317,025

Nordstrom                                               58,800     1,539,825

Office Depot                                           157,200(a)  1,719,375

PACCAR                                                  32,800     1,453,450

Penney (J.C.)                                          110,600     2,205,088

Pep Boys-Manny, Moe & Jack                              22,100       201,663

Polaroid                                                18,600       349,913

Reebok International                                    23,500(a)    192,406

Rite Aid                                               108,600     1,214,963

Russell                                                 14,000       234,500

Safeway                                                214,100(a)  7,613,931

Sara Lee                                               379,000     8,361,688

Sears, Roebuck & Co.                                   159,600     4,857,825

Southwest Airlines                                     211,450     3,422,847

Springs Industries                                       7,500       299,531

Staples                                                194,950(a)  4,045,213

TJX Cos.                                               133,300     2,724,319

Tandy                                                   81,100     3,989,106

Toys R Us                                              103,900(a)  1,487,069

Tricon Global Restaurants                               64,360(a)  2,485,905

US Airways Group                                        30,000(a)    961,875


COMMON STOCKS (CONTINUED)                               Shares     Value ($)
--------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

V.F.                                                    49,900     1,497,000

Wal-Mart Stores                                      1,866,800   129,042,550

Walgreen                                               421,000    12,314,250

Wendy's International                                   50,900     1,049,813

Whirlpool                                               31,600     2,055,975

Winn-Dixie Stores                                       62,300     1,491,306

                                                                 487,106,424

CONSUMER STAPLES--5.2%

Alberto-Culver, Cl. B                                   23,400       604,013

Archer Daniels Midland                                 259,015     3,156,745

Avon Products                                          109,400     3,610,200

Bestfoods                                              117,000     6,149,813

Campbell Soup                                          182,100     7,044,994

Clorox                                                  99,000     4,987,125

Coca-Cola                                            1,035,800    60,335,350

Coca-Cola Enterprises                                  178,300     3,588,288

Colgate-Palmolive                                      244,600    15,899,000

ConAgra                                                204,800     4,620,800

Fortune Brands                                          69,800     2,307,763

General Mills                                          128,200     4,583,150

Gillette                                               455,200    18,748,550

Heinz (H.J.)                                           150,400     5,987,800

Hershey Foods                                           58,500     2,778,750

International Flavors & Fragrances                      44,500     1,679,875

Kellogg                                                170,000     5,238,125

Nabisco Group Holdings                                 136,800     1,453,500

National Service Industries                             17,000       501,500

Newell Rubbermaid                                      118,271     3,429,859

PepsiCo                                                613,400    21,622,350

Procter & Gamble                                       550,300    60,292,244

Quaker Oats                                             56,100     3,681,563

Ralston-Purina Group                                   135,700     3,782,638

SUPERVALU                                               58,300     1,166,000

Sysco                                                  138,800     5,491,275

Tupperware                                              24,200       409,888

Unilever, N.V.                                         239,789    13,053,514

                                                             The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                               Shares     Value ($)
--------------------------------------------------------------------------------

CONSUMER STAPLES (CONTINUED)

Wrigley, (Wm) Jr                                        48,800     4,047,350

                                                                 270,252,022

ENERGY--6.0%

Amerada Hess                                            38,000     2,156,500

Anadarko Petroleum                                      53,500     1,825,688

Apache                                                  47,800     1,765,613

Atlantic Richfield                                     135,200    11,694,800

Baker Hughes                                           137,920     2,904,940

Burlington Resources                                    91,290     3,018,276

Chevron                                                275,200    23,839,200

Coastal                                                 89,500     3,171,656

Columbia Energy Group                                   34,450     2,178,963

Conoco, Cl. B                                          263,036     6,543,010

Consolidated Natural Gas                                40,200     2,610,488

Eastern Enterprises                                     11,300       649,044

El Paso Energy                                          95,600     3,710,475

Enron                                                  299,500    13,290,313

Exxon Mobil                                          1,446,169   116,507,013

Halliburton                                            185,100     7,450,275

McDermott International                                 24,900       225,656

Nicor                                                   19,800       643,500

ONEOK                                                   13,300       334,163

Occidental Petroleum                                   146,200     3,161,575

Peoples Energy                                          14,900       499,150

Phillips Petroleum                                     106,300     4,996,100

Rowan Cos.                                              34,900(a)    756,894

Royal Dutch Petroleum                                  899,500    54,363,531

Schlumberger                                           229,700    12,920,625

Sunoco                                                  38,000       893,000

Texaco                                                 231,900    12,595,069

Tosco                                                   63,900     1,737,281

Transocean Sedco Forex                                 132,670     4,469,318

USX-Marathon Group                                     129,500     3,197,031

Union Pacific Resources Group                          105,644     1,346,961

Unocal                                                 101,700     3,413,306

Williams Cos.                                          182,100     5,565,431

                                                                 314,434,845


COMMON STOCKS (CONTINUED)                               Shares     Value ($)
--------------------------------------------------------------------------------

HEALTH CARE--9.5%

ALZA                                                    42,600(a)  1,475,025

Abbott Laboratories                                    638,200    23,174,638

Allergan                                                55,400     2,756,150

American Home Products                                 548,100    21,615,694

Amgen                                                  427,800(a) 25,694,738

Bard (C.R.)                                             21,500     1,139,500

Bausch & Lomb                                           24,100     1,649,344

Baxter International                                   122,100     7,669,406

Becton, Dickinson & Co.                                105,000     2,808,750

Biomet                                                  47,200     1,888,000

Boston Scientific                                      173,500(a)  3,795,313

Bristol-Myers Squibb                                   833,200    53,481,025

Cardinal Health                                        114,250     5,469,719

Columbia/HCA Healthcare                                236,650     6,936,803

Guidant                                                126,700     5,954,900

HEALTHSOUTH                                            174,100(a)    935,788

Humana                                                  70,300(a)    575,581

Johnson & Johnson                                      582,400    54,236,000

Lilly (Eli) & Co.                                      458,400    30,483,600

Mallinckrodt Group                                      29,800       948,013

Manor Care                                              44,900(a)    718,400

McKesson HBOC                                          118,046     2,663,413

Medtronic                                              492,300    17,938,181

Merck & Co.                                            978,200    65,600,538

Pfizer                                               1,625,500    52,727,156

Pharmacia & Upjohn                                     212,500     9,562,500

Schering-Plough                                        616,000    25,987,500

Service Corp. International                            114,100       791,569

Sigma-Aldrich                                           42,300     1,271,644

St. Jude Medical                                        35,500(a)  1,089,406

Tenet Healthcare                                       130,300(a)  3,062,050

Tyco International                                     701,972    27,289,162

United HealthCare                                       72,700     3,862,188

Warner-Lambert                                         358,600    29,382,788

Watson Pharmaceuticals                                  40,200(a)  1,439,663

Wellpoint Health Networks                               27,600(a)  1,819,875

                                                                 497,894,020

                                                                    The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                               Shares     Value ($)
--------------------------------------------------------------------------------

INTEREST SENSITIVE--17.4%

AFLAC                                                  111,500     5,261,406

Aetna                                                   62,799     3,504,969

Allstate                                               334,900     8,037,600

American Express                                       188,500    31,338,125

American General                                       104,515     7,930,076

American International Group                           649,425    70,219,078

Amsouth Bancorp                                        165,050     3,187,528

Aon                                                    107,425     4,297,000

Associates First Capital, Cl. A                        305,438     8,380,455

BB&T                                                   134,000     3,668,250

Bank One                                               492,010    15,775,071

Bank of America                                        714,646    35,866,296

Bank of New York                                       308,500    12,340,000

Bear Stearns Cos.                                       51,327     2,194,229

Block (H&R)                                             41,000     1,793,750

CIGNA                                                   78,000     6,283,875

Capital One Financial                                   82,800     3,989,925

Cendant                                                302,148(a)  8,025,806

Chase Manhattan                                        349,200    27,128,475

Chubb                                                   73,900     4,161,494

Cincinnati Financial                                    69,200     2,158,175

Citigroup                                            1,411,911    78,449,305

Comerica                                                65,600     3,062,700

Conseco                                                137,201     2,452,468

Countrywide Credit Industries                           47,400     1,196,850

Equifax                                                 60,300     1,420,819

Federal Home Loan Mortgage                             291,600    13,723,425

Federal National Mortgage Association                  430,000    26,848,125

Fifth Third Bancorp                                    126,625     9,291,109

First Union                                            401,290    13,167,328

Firstar                                                413,133     8,727,435

Fleet Boston Financial                                 386,586    13,458,025

Franklin Resources                                     105,800     3,392,213

General Electric                                     1,373,800   212,595,496

Golden West Financial                                   69,300     2,321,550

Hartford Financial Services Group                       94,800     4,491,150

Household International                                200,825     7,480,731

Huntington Bancshares                                   96,635     2,307,161


COMMON STOCKS (CONTINUED)                               Shares     Value ($)
--------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Jefferson-Pilot                                         44,250     3,020,063

Keycorp                                                188,200     4,163,925

Lehman Brothers Holdings                                50,300     4,259,781

Lincoln National                                        83,400     3,336,000

Loews                                                   45,100     2,737,006

MBIA                                                    41,900     2,212,844

MBNA                                                   336,387     9,166,546

MGIC Investment                                         45,800     2,756,588

Marsh & McLennan Cos.                                  110,750    10,597,391

Mellon Financial                                       215,700     7,347,281

Merrill Lynch                                          155,000    12,942,500

Morgan (J.P.)                                           73,600     9,319,600

Morgan Stanley Dean Witter & Co.                       233,167    33,284,589

National City                                          259,300     6,142,169

Northern Trust                                          93,600     4,960,800

Old Kent Financial                                      49,800     1,761,675

Paine Webber Group                                      61,100     2,371,444

PNC Bank                                               127,500     5,673,750

Progressive                                             30,600     2,237,625

Providian Financial                                     59,500     5,418,219

Regions Financial                                       93,900     2,359,238

Republic New York                                       44,000     3,168,000

SLM Holding                                             67,500     2,851,875

Safeco                                                  55,200     1,373,100

Schwab (Charles)                                       343,050    13,164,544

SouthTrust                                              70,300     2,658,219

St. Paul Companies                                      95,090     3,203,344

State Street                                            67,600     4,939,025

Summit Bancorp                                          74,300     2,275,438

SunTrust Banks                                         135,000     9,289,688

Synovus Financial                                      113,800     2,261,775

T. Rowe Price Associates                                50,900     1,880,119

Torchmark                                               55,800     1,621,688

U.S. Bancorp                                           306,915     7,308,413

Union Planters                                          60,000     2,366,250

UnumProvident                                          100,144     3,210,867

Wachovia                                                84,800     5,766,400

Washington Mutual                                      242,909     6,315,634

                                                             The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                               Shares     Value ($)
--------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Wells Fargo                                            691,900    27,978,706

                                                                 907,629,592

PRODUCER GOODS--6.7%

Air Products & Chemicals                                96,200     3,228,713

Alcan Aluminium                                         94,800     3,904,575

Alcoa                                                  153,800    12,765,400

Allegheny Technologies                                  39,966       896,737

Armstrong World Industries                              16,800       560,700

Ashland                                                 30,300       998,006

Avery Dennison                                          47,700     3,476,138

Ball                                                    12,800       504,000

Barrick Gold                                           163,600     2,893,675

Bemis                                                   21,900       763,763

Bethlehem Steel                                         54,900(a)    459,788

Boeing                                                 391,524    16,272,716

Boise Cascade                                           23,900       967,950

Briggs & Stratton                                        9,800       525,525

Burlington Northern Santa Fe                           195,000     4,728,750

CSX                                                     91,300     2,864,538

Caterpillar                                            149,200     7,021,725

Centex                                                  25,000       617,188

Champion International                                  40,300     2,496,081

Cooper Industries                                       39,600     1,601,325

Crane                                                   28,375       563,953

Crown Cork & Seal                                       51,300     1,147,838

Cummins Engine                                          17,600       850,300

Deere & Co.                                             98,000     4,250,750

Dow Chemical                                            92,300    12,333,588

duPont (E.I.) deNemours & Co.                          437,632    28,829,008

Eastman Chemical                                        32,800     1,564,150

Ecolab                                                  54,300     2,124,488

Emerson Electric                                       182,300    10,459,463

Engelhard                                               52,800       996,600

FDX                                                    124,740(a)  5,106,544

FMC                                                     13,300(a)    762,256

Fleetwood Enterprises                                   14,000       288,750

Fluor                                                   31,800     1,458,825


COMMON STOCKS (CONTINUED)                               Shares     Value ($)
--------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Fort James                                              92,700     2,537,663

Foster Wheeler                                          17,100       151,763

Freeport-McMoRan Copper, Cl. B                          68,600     1,449,175

General Dynamics                                        83,600     4,409,900

Genuine Parts                                           75,150     1,864,659

Georgia-Pacific                                         71,900     3,648,925

Goodrich (B.F.)                                         46,100     1,267,750

Goodyear Tire & Rubber                                  65,600     1,849,100

Grace (W.R.) & Co.                                      29,900(a)    414,863

Great Lakes Chemical                                    24,500       935,594

Hercules                                                44,500     1,240,438

Homestake Mining                                       109,200       853,125

Honeywell International                                331,113    19,101,052

ITT Industries                                          36,900     1,233,844

Illinois Tool Works                                    125,700     8,492,606

Inco                                                    80,500     1,891,750

Ingersoll-Rand                                          69,250     3,813,078

International Paper                                    173,460     9,789,649

Kansas City Southern Industries                         46,400     3,462,600

Kaufman & Broad Home                                    20,100       486,169

Kerr-McGee                                              36,258     2,247,996

Kimberly-Clark                                         223,500    14,583,375

Lockheed Martin                                        165,800     3,626,875

Louisiana-Pacific                                       45,100       642,675

Masco                                                  185,800     4,714,675

Mead                                                    42,900     1,863,469

Milacron                                                15,500       238,313

Minnesota Mining & Manufacturing                       169,000    16,540,875

Monsanto                                               265,844     9,470,693

NACCO Industries, Cl. A                                  3,433       190,746

Newmont Mining                                          70,319     1,722,816

Norfolk Southern                                       159,600     3,271,800

Northrop Grumman                                        29,100     1,573,219

Nucor                                                   36,600     2,006,138

Owens-Corning                                           23,000       444,188

Owens-Illinois                                          65,400(a)  1,639,088

PPG Industries                                          72,800     4,554,550

                                                                   The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                               Shares     Value ($)
--------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Pactiv                                                  71,500(a)    759,688

Pall                                                    52,101     1,123,428

Parker-Hannifin                                         45,550     2,337,284

Phelps Dodge                                            32,733     2,197,203

Placer Dome                                            136,600     1,468,450

Potlach                                                 12,100       539,963

Praxair                                                 66,900     3,365,906

Pulte                                                   18,100       407,250

Raytheon, Cl. B                                        141,700     3,763,906

Reynolds Metals                                         26,400     2,022,900

Rockwell International                                  80,300     3,844,363

Rohm & Haas                                             91,406     3,719,082

Sealed Air                                              35,112(a)  1,819,241

Sherwin-Williams                                        71,000     1,491,000

Snap-On                                                 27,550       731,797

Stanley Works                                           37,300     1,123,663

TRW                                                     50,900     2,643,619

Temple-Inland                                           23,400     1,542,938

Textron                                                 63,000     4,831,313

Thomas & Betts                                          23,900       761,813

Timken                                                  26,000       531,375

USX-U.S. Steel Group                                    37,100     1,224,300

Union Carbide                                           55,900     3,731,325

Union Pacific                                          104,000     4,537,000

United Technologies                                    202,100    13,136,500

Vulcan Materials                                        42,000     1,677,375

Westvaco                                                42,000     1,370,250

Weyerhaeuser                                            98,900     7,102,256

Willamette Industries                                   46,800     2,173,275

Worthington Industries                                  38,500       637,656

                                                                 353,125,119

SERVICES--8.3%

ALLTEL                                                 128,000    10,584,000

Allied Waste Industries                                 79,100       697,069

America Online                                         935,800(a) 70,594,413

American Greetings, Cl. A                               28,300       668,588

Automatic Data Processing                              259,600    13,985,950


COMMON STOCKS (CONTINUED)                               Shares     Value ($)
--------------------------------------------------------------------------------

SERVICES (CONTINUED)

CBS                                                    319,871    20,451,752

Carnival                                               257,300(a) 12,302,156

Ceridian                                                60,700(a)  1,308,844

Clear Channel Communications                           141,600    12,637,800

Comcast, Cl. A                                         314,400    15,798,600

Computer Sciences                                       67,100(a)  6,349,338

Deluxe                                                  31,800       872,513

Disney (Walt)                                          865,100    25,304,175

Donnelley (R.R.) & Sons                                 53,600     1,329,950

Dow Jones & Co                                          38,100     2,590,800

Dun & Bradstreet                                        67,500     1,991,250

Electronic Data Systems                                196,900    13,179,994

First Data                                             180,000     8,876,250

Gannett                                                117,300     9,567,281

Harcourt General                                        29,800     1,199,450

IMS Health                                             131,200     3,567,000

Interpublic Group Cos.                                 118,300     6,824,431

Jostens                                                 14,200(a)    345,238

Knight-Ridder                                           34,000     2,023,000

McGraw-Hill Cos.                                        82,600     5,090,225

MediaOne Group                                         254,400(a) 19,541,100

Meredith                                                21,800       908,788

New York Times, Cl. A                                   73,000     3,586,125

NEXTEL Communications, Cl. A                           151,700(a) 15,644,063

Omnicom Group                                           74,400     7,440,000

Paychex                                                103,150     4,126,000

Quintiles Transnational                                 48,100(a)    898,869

Ryder System                                            26,900       657,369

Shared Medical Systems                                  11,200       570,500

Sprint (PCS Group)                                     179,800(a) 18,429,500

Time Warner                                            542,600    39,304,588

Times Mirror, Cl. A                                     25,100     1,681,700

Tribune                                                 99,400     5,473,213

Viacom, Cl. B                                          292,202(a) 17,659,958

Waste Management                                       259,772     4,464,831

Yahoo                                                  110,400(a) 47,768,700

                                                                 436,295,371

                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                               Shares     Value ($)
--------------------------------------------------------------------------------

TECHNOLOGY--26.7%

ADC Telecommunications                                  64,200(a)  4,658,513

Adaptec                                                 43,300(a)  2,159,588

Adobe Systems                                           51,200     3,443,200

Advanced Micro Devices                                  61,800(a)  1,788,338

Analog Devices                                          72,500(a)  6,742,500

Andrew                                                  34,450(a)    652,397

Apple Computer                                          67,500(a)  6,939,844

Applied Materials                                      157,500(a) 19,953,281

Autodesk                                                24,700       833,625

BMC Software                                           100,400     8,025,725

Cabletron Systems                                       73,000(a)  1,898,000

Cisco Systems                                        1,369,450(a) 146,702,331

Citrix Systems                                          38,300(a)  4,710,900

Compaq Computer                                        713,172    19,300,217

Computer Associates International                      225,525    15,772,655

Compuware                                              149,800(a)  5,580,050

Comverse Technology                                     29,300(a)  4,241,175

Corning                                                102,700    13,241,881

Danaher                                                 59,600     2,875,700

Dell Computer                                        1,065,900(a) 54,360,900

Dover                                                   87,400     3,965,775

EMC                                                    425,100    46,442,175

Eaton                                                   30,300     2,200,538

Gateway                                                131,400(a)  9,469,013

General Instrument                                      72,700(a)  6,179,500

Hewlett-Packard                                        425,000    48,423,438

Ikon Office Solutions                                   62,600       426,463

Intel                                                1,398,600   115,122,263

International Business Machines                        754,900    81,529,200

Johnson Controls                                        35,800     2,036,125

KLA-Tencor                                              37,000(a)  4,120,875

LSI Logic                                               61,800(a)  4,171,500

Lexmark International Group, Cl. A                      54,000(a)  4,887,000

Lucent Technologies                                  1,311,747    98,135,072

Micron Technology                                      113,000     8,785,750

Microsoft                                            2,160,000(a) 252,180,000

Millipore                                               18,900       730,013


COMMON STOCKS (CONTINUED)                               Shares     Value ($)
--------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Molex                                                   64,900     3,679,019

Motorola                                               254,700    37,504,575

National Semiconductor                                  70,500(a)  3,018,281

Network Appliance                                       61,800(a)  5,133,263

Nortel Networks                                        556,740    56,230,740

Novell                                                 140,500(a)  5,611,219

Oracle                                                 595,875(a) 66,775,242

PE Biosystems Group                                     42,800     5,149,375

Parametric Technology                                  113,000(a)  3,058,063

PeopleSoft                                             111,500(a)  2,376,344

PerkinElmer                                             19,200       800,400

Pitney Bowes                                           112,200     5,420,663

QUALCOMM                                               276,000(a) 48,645,000

Scientific-Atlanta                                      32,100     1,785,563

Seagate Technology                                      87,400(a)  4,069,563

Silicon Graphics                                        79,200(a)    777,150

Solectron                                              122,600(a) 11,662,325

Sun Microsystems                                       649,200(a) 50,272,425

3COM                                                   150,000(a)  7,050,000

Tektronix                                               19,700       765,838

Tellabs                                                164,300(a) 10,546,006

Teradyne                                                71,800(a)  4,738,800

Texas Instruments                                      335,600    32,511,250

Thermo Electron                                         66,200       993,000

Unisys                                                 128,400     4,100,775

Xerox                                                  278,200     6,311,663

Xilinx                                                 132,600(a)  6,029,156

                                                               1,397,701,218

UTILITIES--8.6%

AT&T                                                 1,340,565    68,033,674

AES                                                     86,400(a)  6,458,400

Ameren                                                  57,600     1,886,400

American Electric Power                                 81,100     2,605,338

Bell Atlantic                                          651,360    40,099,350

BellSouth                                              790,900    37,024,006

CINergy                                                 66,700     1,609,138

CMS Energy                                              49,500     1,543,781

                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                               Shares     Value ($)
--------------------------------------------------------------------------------

UTILITIES (CONTINUED)

Carolina Power & Light                                  66,900     2,036,269

Central & Southwest                                     89,200     1,784,000

CenturyTel                                              58,550     2,773,806

Consolidated Edison                                     92,700     3,198,150

Constellation Energy Group                              62,700     1,818,300

DTE Energy                                              60,800     1,907,600

Dominion Resources                                      80,500     3,159,625

Duke Energy                                            153,109     7,674,589

Edison International                                   145,700     3,815,519

Entergy                                                103,500     2,665,125

FPL Group                                               75,200     3,219,500

FirstEnergy                                             98,100     2,225,644

Florida Progress                                        41,200     1,743,275

GPU                                                     52,600     1,574,713

GTE                                                    411,500    29,036,469

Global Crossing                                        322,240(a) 16,112,000

MCI WorldCom                                         1,188,654(a) 63,072,954

New Century Energies                                    48,300     1,467,113

Niagara Mohawk Power                                    78,600(a)  1,095,488

Northern States Power                                   64,700     1,261,650

PG&E                                                   161,100     3,302,550

PP&L Resources                                          66,200     1,514,325

PECO Energy                                             78,300     2,720,925

Pinnacle West Capital                                   35,600     1,088,025

Public Service Enterprise Group                         92,000     3,202,750

Reliant Energy                                         124,139     2,839,680

SBC Communications                                   1,432,262    69,822,773

Sempra Energy                                          100,791     1,751,244

Southern                                               286,600     6,735,100

Sprint (FON Group)                                     363,900    24,495,019

Texas Utilities                                        115,930     4,122,761

U S West                                               211,666    15,239,952

UniCom                                                  91,200     3,055,200

                                                                 450,792,180

TOTAL COMMON STOCKS

   (cost $3,403,393,884)                                       5,164,821,411


                                                     Principal

SHORT-TERM INVESTMENTS--1.3%                        Amount ($)       Value ($)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--1.2%

Greenwich Capital Markets, 2.8% dated

12/31/1999, due 1/3/2000 in the amount

of $60,614,140 (fully collateralized by

$51,850,000 U.S. Treasury Inflation Protected

Securities, 3.375%, 1/15/2007; $8,990,000

U.S. Treasury Inflation Protected Securities,

3.875%, 1/15/2009, total value $61,816,371)         60,600,000      60,600,000

U.S. TREASURY BILLS--.1%

   5.07%, 3/2/2000                                   5,062,000(b)    5,019,935

TOTAL SHORT-TERM INVESTMENTS

   (cost $65,618,513)                                               65,619,935

------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $3,469,012,397)                                                          100.0%            5,230,441,346

LIABILITIES, LESS CASH AND RECEIVABLES                                                              .0%                 (735,043)

NET ASSETS                                                                                       100.0%            5,229,706,303

A   NON-INCOME PRODUCING.

B   PARTIALLY HELD BY THE CUSTODIAN IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                             The Fund

STATEMENT OF FINANCIAL FUTURES

December 31, 1999

                                                                Market Value                                  Unrealized

                                                                     Covered                                Appreciation

                                              Contracts      by Contracts ($)           Expiration        at 12/31/99 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES LONG

Standard & Poor's 500                             170             63,078,500           March 2000               1,621,440

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF ASSETS AND LIABILITIES

December 31, 1999

                                                                                                      Cost          Value
------------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):


Investments in securities--See Statement of Investments
   --Note 1(b)                                                                                 3,469,012,397  5,230,441,346

Cash                                                                                                                57,209

Receivable for shares of Common Stock subscribed                                                                 8,523,006

Dividends and interest receivable                                                                                4,609,615

Receivable for investment securities sold                                                                          440,296

Receivable for futures variation margin--Note 4(a)                                                                 134,822

Prepaid expenses                                                                                                    47,822

                                                                                                              5,244,254,116
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                                                                     1,063,468

Payable for shares of Common Stock redeemed                                                                      10,008,479

Payable for investment securities purchased                                                                       3,117,039

Accrued expenses                                                                                                    358,827

                                                                                                                 14,547,813
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                                                                5,229,706,303
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                                                                3,470,181,617

Accumulated undistributed investment income--net                                                                     646,347

Accumulated net realized gain (loss) on investments                                                               (4,172,050)

Accumulated net unrealized appreciation (depreciation)
  on investments (including $1,621,440 net unrealized
  appreciation on financial futures)--Note 4(b)                                                                1,763,050,389
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                                                                 5,229,706,303
------------------------------------------------------------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)                                                  136,011,886

NET ASSET VALUE, offering and redemption price per share ($)                                                           38.45

SEE NOTES TO FINANCIAL STATEMENTS.


                                                             The Fund

STATEMENT OF OPERATIONS

Year Ended December 31, 1999

-------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $537,410 foreign taxes withheld at source)   53,998,178

Interest                                                             5,925,047

TOTAL INCOME                                                        59,923,225

EXPENSES:

Management fee--Note 3(a)                                           10,577,826

Registration fees                                                      277,786

Prospectus and shareholders' reports                                    71,142

Professional fees                                                       51,484

Directors' fees and expenses--Note 3(c)                                 46,846

Loan commitment fees--Note 2                                            34,591

Shareholder servicing costs--Note 3(b)                                  13,041

Miscellaneous                                                          258,613

TOTAL EXPENSES                                                      11,331,329

INVESTMENT INCOME--NET                                              48,591,896
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                              8,464,981

Net realized gain (loss) on financial futures                       15,612,800

NET REALIZED GAIN (LOSS)                                            24,077,781

Net unrealized appreciation (depreciation) on investments
  [including ($617,496) net unrealized (depreciation) on
  financial futures]                                               754,135,017

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             778,212,798

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               826,804,694

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended December 31,
                                           -------------------------------------

                                                     1999             1998
-------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         48,591,896        34,943,946

Net realized gain (loss) on investments        24,077,781        17,387,491

Net unrealized appreciation (depreciation)
   on investments                             754,135,017       593,180,285

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    826,804,694       645,511,722
-------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                        (47,945,549)      (35,513,218)

Net realized gain on investments              (41,840,248)       (6,552,514)

TOTAL DIVIDENDS                               (89,785,797)      (42,065,732)
-------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold               1,770,669,411     1,531,271,100

Dividends reinvested                           89,785,797        42,065,732

Cost of shares redeemed                      (808,309,981)     (604,913,124)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS               1,052,145,227       968,423,708

TOTAL INCREASE (DECREASE) IN NET ASSETS     1,789,164,124     1,571,869,698
-------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         3,440,542,179     1,868,672,481

END OF PERIOD                               5,229,706,303     3,440,542,179

Undistributed investment income--net              646,347               --
-------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                    50,987,939        52,994,265

Shares issued for dividends reinvested          2,504,918         1,413,619

Shares redeemed                               (23,266,719)      (21,196,391)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING  30,226,138        33,211,493

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                                               Year Ended December 31,
                                                                ----------------------------------------------------

                                                                  1999       1998        1997      1996      1995
-------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                             32.52      25.75       20.28     17.20     12.94

Investment Operations:

Investment income--net                                            .40(a)      .37         .37       .39       .33

Net realized and unrealized
   gain (loss) on investments                                    6.24        6.85        6.26      3.43      4.39

Total from Investment Operations                                 6.64        7.22        6.63      3.82      4.72

Distributions:

Dividends from investment income--net                            (.38)       (.38)       (.37)     (.39)     (.33)

Dividends from net realized gain
   on investments                                                (.33)       (.07)       (.79)     (.35)     (.13)

Total Distributions                                              (.71)       (.45)      (1.16)     (.74)     (.46)

Net asset value, end of period                                  38.45       32.52       25.75     20.28     17.20
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                20.60       28.21       32.96     22.54     36.78
-------------------------------------------------------------------------------------------------------------------------


RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .26         .26         .28       .30       .39

Ratio of net investment income
   to average net assets                                         1.13        1.35        1.66      2.24      2.38

Decrease reflected in above expense ratios
   due to undertakings by The Dreyfus Corporation                  --          --         --         --       .03

Portfolio Turnover Rate                                          2.64        2.40        3.53     10.92     11.95
-------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                       5,229,706   3,440,542   1,868,672   813,959   312,686

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.



NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus Stock Index Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard and Poor' s 500 Composite Stock Price Index. The Dreyfus Corporation ("Dreyfus") serves as the fund's manager and Mellon Equity Associates ("Mellon Equity"), an affiliate of Dreyfus, serves as the fund's index manager. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Premier Mutual Fund Services, Inc. is the distributor of the fund's shares, which are sold without a sales charge.

The fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest
                                                                       The  Fund
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the fund' s Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

The  fund  participates  with  other  Dreyfus-managed  funds  in  a $500 million
redemption credit    facility   (the   "Facility"  ) to   be   utilized   for

temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended December 31, 1999, the fund did not borrow under the Facility.

NOTE 3--Management Fee, Index Management Fee and Other Transactions With
Affiliates:

(A) Pursuant to an Management Agreement with Dreyfus, the management fee is computed at the annual rate of .245 of 1% of the value of the fund's average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity, a monthly index-management fee at the annual rate of .095 of 1% of the value of the fund' s average daily net assets. Dreyfus has undertaken from January 1, 1999 until such a time as they give shareholders at least 180 days notice to the contrary that if any full fiscal year the fund's aggregate expenses exclusive of brokerage commissions, transaction fees and extraordinary expenses, exceed an annual rate of .40 of 1% of the fund's average daily net assets, the fund may deduct from the payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended December 31, 1999, there was no expense reimbursement pursuant to the undertaking.

(B) Under the Shareholder Services Plan, the fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses with respect to servicing and/or maintaining shareholder accounts. During the period ended December 31, 1999, the fund was charged $4,760 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 1999, the fund was charged $714 pursuant to the transfer agency agreement.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(C) Each director who is not an "affiliated person" as defined in the Act receives from the fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--Securities Transactions:

(A) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended December 31, 1999, amounted to $1,153,224,572 and $110,379,290, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at December 31, 1999 are set forth in the Statement of Financial Futures.

(B) At December 31, 1999, accumulated net unrealized appreciation on investments and financial futures was $1,763,050,389, consisting of $1,942,416,593 gross unrealized appreciation and $179,366,204 gross unrealized depreciation.

At December 31, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of

Dreyfus Stock Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the statements of investments and financial futures, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dreyfus Stock Index Fund (the "Fund" ) at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund' s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                                     PricewaterhouseCoopers LLP

New York, New York

February 4, 2000

                                                             The Fund

IMPORTANT TAX INFORMATION (Unaudited)

For Federal tax purposes, the fund hereby designates $.1320 per share as a long-term capital gain distribution of the $.2700 per share paid on December 30, 1999 and also designates $.1110 per share as a long-term capital gain distribution of the $.2410 per share paid on March 31, 1999.

The fund also designates 87.52% of the ordinary dividends paid during the fiscal year ended December 31, 1999 as qualifying for the corporate dividends received deduction.


                                                           For More Information

                        Dreyfus Stock Index Fund

                        200 Park Avenue

                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation

                        200 Park Avenue

                        New York, NY 10166

                        Index Fund Manager

                        Mellon Equity Associates

                        500 Grant Street

                        Pittsburgh, PA 15258

Custodian

Boston Safe Deposit and Trust Company

One Boston Place

Boston, MA 02109

Transfer Agent &

Dividend Disbursing Agent

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940

Distributor

Premier Mutual Fund Services, Inc.

60 State Street

Boston, MA 02109

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

Attn: Institutional Servicing

(c) 2000 Dreyfus Service Corporation                                  763AR9912